UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2016 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut--93.3%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,720,925
Connecticut,
GO	5.00	3/1/26	5,000,000	6,051,500
Connecticut,
GO	5.00	11/1/27	5,000,000	5,907,400
Connecticut,
GO	5.00	11/1/27	2,000,000	2,212,780
Connecticut,
GO	5.00	11/1/28	3,000,000	3,319,170
Connecticut,
GO	5.00	11/1/28	5,000,000	5,883,350
Connecticut,
GO	5.00	11/1/31	2,500,000	2,905,025
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000	6,049,350
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,368,738
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/34	3,000,000	3,591,750
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/19	2,275,000	2,551,117
Connecticut,
State Revolving Fund General

Revenue	5.00	1/1/23	1,250,000	1,481,625
Connecticut,
State Revolving Fund General
Revenue	5.00	3/1/24	1,195,000	1,477,104
Connecticut,
State Revolving Fund General
Revenue	5.00	7/1/24	2,145,000	2,622,134
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000	4,379,349
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000	5,205,420
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,550,000	6,733,531
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000	11,129,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,266,589
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,542,745
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,335,280
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,252,260
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,815,325

Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000		13,930,208
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,875,979
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,120,360
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,210,880
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,821,175
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		2,294,917
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,735,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,394,470
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	25,000		27,616
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.75	7/1/18	4,975,000	[a]	5,571,602

Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,108,770
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Corp.) (Prerefunded)	5.00	7/1/18	5,000,000	[a]	5,504,650
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,570,935
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,214,860
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity Health Credit Group)	5.00	12/1/45	3,500,000		4,044,040
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,689,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,396,675
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,124,130
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,779,443
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000		5,454,150
Connecticut Health and Educational
Facilities Authority, Revenue

(Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[a]	4,824,680
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,718,193
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	2,630,000		2,683,968
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000		1,698,544
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000		1,652,406
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000		1,667,064
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000		3,398,520
Connecticut Municipal Electric
Energy Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000		1,817,588
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,428,160

Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	5,870,000		5,910,503
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/26	700,000		853,146
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/27	1,250,000		1,512,487
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/29	1,500,000		1,795,185
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000		1,973,898
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,093
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	312,270
Hartford County Metropolitan
District, Clean Water Project
Revenue	5.00	4/1/31	3,510,000		4,149,768
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,327,660
Hartford Stadium Authority,
LR	5.00	2/1/36	2,500,000		2,791,625
New Britain,
GO (Insured; Assured Guaranty
Corp.)	5.00	4/1/24	4,500,000		5,389,695
New Haven,

GO	5.00	3/1/17	1,425,000		1,485,776
New Haven,
GO (Insured; Assured Guaranty
Corp.) (Prerefunded)	5.00	3/1/19	1,000,000	[a]	1,126,420
New Haven,
GO (Insured; Build America
Municipal Assurance Company)	5.00	8/15/26	1,250,000		1,520,125
New Haven,
GO (Insured; Build America
Municipal Assurance Company)	5.00	8/15/27	750,000		907,808
Norwalk,
GO	5.00	7/15/24	1,000,000		1,222,720
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/27	3,000,000		3,581,700
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/31	3,940,000		4,540,535
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/32	1,370,000		1,581,583
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/33	1,500,000		1,727,760
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/39	1,500,000		1,735,935
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,520,340
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,163,260
Stamford,
GO	5.00	7/1/21	4,410,000		5,346,508
University of Connecticut,

GO	5.00	2/15/25	1,000,000	1,115,740
University of Connecticut,
GO	5.00	2/15/27	1,000,000	1,113,510
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,113,510
University of Connecticut,
Special Obligation Student Fee
Revenue	5.00	11/15/24	5,000,000	6,139,050
U.S. Related--5.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000	3,013,380
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000 [b]	1,014,600
Guam,
Business Privilege Tax Revenue	5.00	11/15/35	2,800,000	3,208,100
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,116,520
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	2,202,120
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000	5,585,250
Total Investments (cost $262,643,065)			98.9%	283,684,930
Cash and Receivables (Net)			1.1%	3,172,499
Net Assets			100.0%	286,857,429

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2016, net unrealized appreciation on investments was $21,041,865 of which $21,427,394 related to appreciated investment securities and $385,529 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	283,684,930	-	283,684,930

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2016 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--92.5%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,063,875
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,621,071
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,456,820
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,296,441
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,264,590
Massachusetts,
GO	0.77	11/1/25	5,000,000	[a]	4,902,750
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,354,958
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,166,625
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,750,360
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	1,890,000		2,085,823
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		506,791
Massachusetts Bay Transportation
Authority, GO (General

Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	270,000		280,341
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/40	2,000,000		2,362,140
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,034,700
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,096,645
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,402,340
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,376,874
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,804,090
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,585,600
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College
Issue) (Prerefunded)	5.00	1/1/17	1,000,000	[c]	1,041,870
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/34	1,475,000		1,696,044
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000		1,133,110
Massachusetts Development Finance
Agency, Revenue (Brandeis

University Issue)	5.00	10/1/26	1,250,000		1,436,038
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000		1,689,657
Massachusetts Development Finance
Agency, Revenue (CareGroup
Issue)	5.00	7/1/33	500,000		575,995
Massachusetts Development Finance
Agency, Revenue (Lahey Health
System Obligated Group Issue)	5.00	8/15/40	4,000,000		4,600,520
Massachusetts Development Finance
Agency, Revenue (Children's
Hospital Issue)	5.00	10/1/33	4,000,000		4,778,640
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)
(Escrowed to Maturity)	5.00	4/1/21	600,000		717,504
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000	[d]	2,196,920
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/32	5,070,000		6,043,592
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/39	2,000,000		2,274,320
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,572,240
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	1,500,000		1,729,980
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000		1,082,010
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,773,870

Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Health Care Obligated
Group Issue)	5.00	7/1/46	1,000,000		1,135,080
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		566,525
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000		1,614,897
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.00	8/1/16	1,000,000	[c]	1,023,090
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue E)
(Insured; AMBAC)	4.70	1/1/27	3,460,000		3,492,697
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,751,175
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	1,660,000		1,829,154
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000		1,119,370
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000		2,724,332
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of

Technology Issue)	5.25	7/1/33	4,000,000		5,573,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000		1,135,320
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	1,000,000		1,137,370
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	2,805,000		2,955,460
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Prerefunded)	5.00	7/1/17	1,145,000	[c]	1,217,501
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000		1,147,790
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000		1,818,196
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Prerefunded)	5.38	8/15/18	1,500,000	[c]	1,675,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000		1,904,077
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000		1,074,869

Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	2,632,970
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,935,537
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,822,350
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,881,555
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,412,265
Massachusetts Port Authority,
Revenue	5.00	7/1/45	1,000,000	1,139,290
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000	7,990,961
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000	2,465,880
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000	4,693,160
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/37	3,000,000	3,585,480
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000	2,415,180
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000	1,506,286
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000	2,003,850
Massachusetts Water Resources
Authority, General Revenue

(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000 [c]	101,650
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000	1,541,364
U.S. Related--6.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,370,000	1,395,893
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,250,553
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000 [b]	422,750
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	1,000,000	1,150,280
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,101,380
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,068,500
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,019,460
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,651,590
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,792,625
Total Investments (cost $162,391,865)			99.1%	176,632,326
Cash and Receivables (Net)			.9%	1,667,840
Net Assets			100.0%	178,300,166

a	Variable rate security--interest rate subject to periodic change

b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, this security was valued at $2,196,920 or 1.2% of net assets.

At January 31, 2016 net unrealized appreciation on investments was $14,240,461 of which $14,498,348 related to appreciated investment securities and $257,887 related to depreciated investment securities. At January 31, 2016 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	176,632,326	-	176,632,326

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2016 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania--96.1%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,139,800
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,139,800
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,228,729
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,170,320
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,420,090
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,547,469
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,795,059
Bethlehem Authority,
Guaranteed Water Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	11/15/31	2,000,000		2,307,880
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,344,011
Bucks County Water and Sewer
Authority, Sewer System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/37	500,000		576,695
Canonsburg-Houston Joint
Authority, Sewer Revenue	5.00	12/1/40	2,000,000		2,269,180
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,825,580

Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,191,160
Cumberland County Municipal
Authority, Revenue (Diakon
Lutheran Social Ministries
Project)	5.00	1/1/38	1,000,000		1,099,190
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System
Project)	5.00	6/1/42	3,030,000		3,326,879
Delaware County Authority
Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,516,896
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue	5.00	7/1/30	500,000		600,395
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue	5.00	7/1/31	500,000		596,935
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,684,605
Delaware River Port Authority,
Revenue	5.00	1/1/37	3,000,000		3,454,470
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,330,578
East Hempfield Township Industrial
Development Authority, Revenue
(Willow Valley Communities
Project)	5.00	12/1/39	500,000		563,030
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.00	6/1/41	2,500,000		2,844,625
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	965,900
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	2,466,365
Harrisburg Redevelopment

Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,407,542
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,286,130
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,226,428
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,973,500
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Villages
Project)	5.00	11/1/35	1,000,000		1,147,910
McKeesport Area School District,
GO (Insured; AMBAC) (Escrowed
to Maturity)	0.00	10/1/21	2,915,000	[a]	2,706,111
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,125,390
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	4,000,000		4,400,200
Pennsylvania,
GO	5.00	10/15/26	3,000,000		3,630,330
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,775,920
Pennsylvania,
GO	5.00	3/15/33	1,500,000		1,752,285
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids

Facility Project)	6.25	1/1/32	1,000,000		1,109,610
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/40	1,500,000		1,740,615
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,391,107
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,078,790
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,692,510
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,191,170
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[b]	2,829,500
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,172,640
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	1,285,000		1,302,180
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,050,000
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	740,000		744,758
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	[b]	111,341
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced

Turnpike Subordinate Special
Revenue	5.00	12/1/37	5,325,000	6,025,344
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,605,000	1,869,231
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000	2,846,875
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,143,547
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	3,000,000	3,320,070
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,824,325
Philadelphia,
Airport Revenue	5.00	6/15/35	2,000,000	2,279,160
Philadelphia,
Gas Works Revenue	5.00	8/1/31	1,250,000	1,468,988
Philadelphia,
Gas Works Revenue	5.00	8/1/32	1,000,000	1,167,950
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000	2,654,259
Philadelphia Authority for
Industrial Development, HR
(The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000	3,453,180
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,730,311

Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000		1,241,009
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000		1,726,027
Philadelphia Authority for
Industrial Development,
Revenue (Temple University)	5.00	4/1/45	1,500,000		1,707,975
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	5.00	7/1/25	1,800,000		2,111,526
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000		1,703,855
Philadelphia School District,
GO	5.25	9/1/23	1,000,000		1,114,360
Philadelphia School District,
GO	6.00	9/1/38	965,000		1,069,124
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[b]	28,327
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,665
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,663
Pittsburgh,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,892,696
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,205,000		1,239,499
Pocono Mountains Industrial Park
Authority, HR (Saint Luke's
Hospital - Monroe Project)	5.00	8/15/40	1,795,000		2,011,782

Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,259,560
State Public School Building
Authority, College Revenue
(Montgomery County Community
College)	5.00	5/1/38	1,115,000		1,267,164
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)
(Prerefunded)	6.00	12/15/18	3,000,000	[b]	3,440,130
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,392,900
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/39	2,000,000		2,305,420
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000		2,663,034
Wilkes-Barre Finance Authority,
Revenue (University of
Scranton)	5.00	11/1/34	1,000,000		1,156,120
York County,
GO	5.00	6/1/31	1,500,000		1,794,375
U.S. Related--2.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,090,750
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,101,380
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,019,460
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,000,000		1,117,050
Total Investments (cost $150,546,549)			98.7%		161,499,699

Cash and Receivables (Net)	1.3%	2,077,654
Net Assets	100.0%	163,577,353

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At January 31, 2016, net unrealized appreciation on investments was $10,953,150 of which $11,004,073 related to appreciated investment securities and $50,923 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	161,499,699	-	161,499,699

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)